Fair Value Amounts Allocated to Assets Acquired and Liabilities Assumed (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Jul. 01, 2013
Robeco Groep N. V.
Business Acquisition [Line Items]
Cash and Cash Equivalents	¥ 43,737
Investment in Securities	3,325
Investment In Affiliates	931
Other Receivables	17,938
Prepaid Expenses	1,908
Office Facilities	1,839
Other Assets	372,926
Total Assets	442,604
Trade Notes, Accounts Payable and Other Liabilities	6,529
Accrued Expenses	50,222
Current and Deferred Income Taxes	71,087
Long-Term Debt	31,016
Total Liabilities	158,854
Noncontrolling interests	27,850
Net	255,900	255,900
DAIKYO
Business Acquisition [Line Items]
Cash and Cash Equivalents	105,328
Investment in Operating Leases	3,710
Investment in Securities	1,438
Investment In Affiliates	44,628
Other Receivables	17,284
Inventories	102,400
Prepaid Expenses	785
Office Facilities	9,274
Other Assets	73,390
Total Assets	358,237
Short-Term Debt	1,647
Trade Notes, Accounts Payable and Other Liabilities	63,909
Accrued Expenses	17,971
Current and Deferred Income Taxes	5,288
Security Deposits	6,289
Long-Term Debt	69,790
Total Liabilities	164,894
Noncontrolling interests	68,737
Net	¥ 124,606